Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 07, 2014
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Eaton Vance Risk-Managed Equity Option Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evsit_SupplementTextBlock

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to Summary Prospectus dated April 1, 2014

The following changes are effective October 31, 2014:

1.  The name of the Fund is changed to Eaton Vance Hedged Stock Fund.

2.  The following replaces “Fees and Expenses of the Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of the Fund's Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%
Expense Reimbursement(1)	(0.69)%	(0.69)%	(0.69)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	1.90%	0.90%

(1)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares.  This expense reimbursement will continue through March 31, 2015.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$685	$1,057	$1,453	$2,556	$685	$1,057	$1,453	$2,556
Class C shares	$293	$740	$1,314	$2,873	$193	$740	$1,314	$2,873
Class I shares	$92	$434	$800	$1,831	$92	$434	$800	$1,831

3.  The following replaces “Principal Investment Strategies”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks (the “80% Policy”).  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index. Particular stocks owned will not mirror the S&P 500 Index. The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund intends to write (sell) call options and purchase put options on one or more broad-based U.S. stock indices, including put options on exchange-traded funds (“ETFs”) that replicate such indices. The Fund generally intends to write index call options above the current value of the applicable index to seek to generate premium income and to purchase index put options below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.  The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written. As a result of the Fund’s option strategy, the derivatives risk described below may be more significant for the Fund.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements; and covered short sales.

The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio manager looks for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio manager will normally consider selling or trimming securities when he believes such securities have become overvalued, when fundamentals deteriorate or when he identifies other securities that may result in a better opportunity.

4.  “Tax-Managed Investing Risk.” is deleted under “Principal Risks”.

5.  The following replaces “Management”:

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Manager.  The Fund is managed by Charles B. Gaffney, Vice President of Eaton Vance, who has managed the Fund since October 2014.

October 7, 2014                                                                                                            16447  10.7.14

Eaton Vance Risk-Managed Equity Option Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EROAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,057
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,057
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,453
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,556
Eaton Vance Risk-Managed Equity Option Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EROCX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	740
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	740
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,314
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,873
Eaton Vance Risk-Managed Equity Option Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EROIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,831